Long-Term Investments (Details) ¥ in Thousands, $ in Thousands						12 Months Ended
		Feb. 06, 2024 shares	Oct. 30, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($) shares	Jul. 31, 2024 USD ($)	Nov. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Long-Term Investments [Line Items]
Returned investment				¥ 10,000
Investment loss								¥ (10,503)	¥ (100)
Capital injected | $										$ 52,501
Ordinary shares (in Shares) | shares	[1]					4,971,484		3,378,188		4,971,484
Matson [Member]
Long-Term Investments [Line Items]
Acquire ordinary shares (in Shares) | shares		3,560
Zibo Hengxin Investment Fund [Member]
Long-Term Investments [Line Items]
Purchase of investment			¥ 10,000		¥ 120,000
Interest percentage			99.00%	98.90%	99.00%
Partners capital				¥ 111,200
Investment loss						¥ 371
Huzhou Zheyou [Member]
Long-Term Investments [Line Items]
Interest percentage						35.00%				35.00%
Investment loss						¥ 262
Capital injected												¥ 1,750	¥ 1,750
UNEX EV B.V. [Member]
Long-Term Investments [Line Items]
Interest percentage						9.00%				9.00%
Investment loss						¥ 47
Capital injected | $											$ 105
S.U SWAP CO.,LTD [Member]
Long-Term Investments [Line Items]
Interest percentage						10.20%				10.20%
Capital injected						¥ 205
Matson [Member]
Long-Term Investments [Line Items]
Percentage of equity shares		26.25%
Ordinary shares (in Shares) | shares		30,000,000

[1]	On March 25, 2024, the Company’s shareholders adopted an ordinary resolution to effect that every 100 ordinary shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one ordinary share with a par value of US$0.00001 each, which became effective on March 31, 2024. During fiscal year 2025, the Company issued an aggregate of 159,329,600 ordinary shares with a par value of US$0.0000001 each on a pre-consolidation basis, equivalent to 1,593,296 ordinary shares with a par value of US$0.00001 each on a post-consolidation basis. As of December 31, 2025, the Company had approximately 4,971,484 ordinary shares with a par value of US$0.00001 each issued and outstanding on a post-consolidation basis. This does not give effect to the 1-for-10 share consolidation effected on April 1, 2026.